Schedule of other information leases (Details) - Office Lease Agreements [Member]	Jun. 30, 2026	Jun. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average remaining lease term (in years)	1 year 7 months 9 days	6 months 18 days
Weighted average discount rate	2.27%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average discount rate		2.75%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average discount rate		2.90%